Capital Stock and Changes in Capital Accounts, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Feb. 10, 2023	Jun. 30, 2023	Jun. 30, 2022	Feb. 08, 2023
Warrants [Abstract]
Warrants issued			628,751
Aggregate cumulative trading volume (in shares)				60,000,000
Gross proceeds	$ 7,619
Net proceeds	$ 6,706
Issuance costs		$ 901	$ 0
Alternative cashless exercise of private placement warrants		760
Gain on changes in fair value of warrants' liability		$ 6,335	$ 0
Common Stock [Member]
Warrants [Abstract]
Shares issued after alternative cashless exercise of private placement warrants (in shares)		313,243
Common shares available for issuance if warrants are exercised on cash basis (in shares)		332,343
Common shares available for issuance if warrants are exercised on cashless basis (in shares)		249,257
Alternative cashless exercise of private placement warrants		$ 3
Additional Paid-in Capital [Member]
Warrants [Abstract]
Alternative cashless exercise of private placement warrants		$ 757
Class A Warrants [Member]
Warrants [Abstract]
Warrants issued			2,430,000
Common shares called by warrants (in shares)		72,370
Warrant exercise price (in dollars per share)		$ 154
Warrants exercised			4,156,000
Warrants outstanding		14,474,000
Class B Warrants [Member]
Warrants [Abstract]
Warrants issued	15,000,000	15,000,000
Warrant exercise price (in dollars per share)	$ 20.2	$ 20.2
Term of warrants		5 years
Warrants outstanding		15,000,000
Class B Warrants [Member] | Maximum [Member]
Warrants [Abstract]
Common shares called by warrants (in shares)	750,000	750,000
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants issued	15,000,000
Common shares called by warrants (in shares)	750,000
Warrant exercise price (in dollars per share)	$ 20.2	$ 20.2
Term of warrants		5 years
Common shares called by twenty warrants on cashless basis (in shares)	0.75
Warrants exercised		8,353,121
Warrants that can be exercised per common share on cashless basis	20
Warrants outstanding		6,646,879
Fair value of warrants	$ 7,504	$ 409
Pre-Funded Warrants [Member]
Warrants [Abstract]
Warrants issued	2,700,000	2,700,000
Common shares called by warrants (in shares)	135,000
Warrant exercise price (in dollars per share)	$ 0.2
Warrants exercised	2,700,000	2,700,000	2,500,000